UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2018

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE

	Agency Fixed Rate Mortgages (25.8%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$14		10.00%		02/01/18–12/01/20	$14,446
	Gold Pools:
2,283		3.50		01/01/44–06/01/45	2,318,995
1,562		4.00		12/01/41–10/01/45	1,615,868
1,213		4.50		03/01/41–09/01/41	1,282,018
153		5.00		12/01/40–05/01/41	166,783
22		5.50		07/01/37	24,424
27		6.00		12/01/37–03/01/38	30,190
23		6.50		06/01/29–09/01/33	24,617
71		7.50		05/01/35	81,933
35		8.00		08/01/32	41,046
53		8.50		08/01/31	62,390
5		10.00		10/01/21	4,704
	Federal National Mortgage Association, Conventional Pools:
3,379		3.50		08/01/45–01/01/48	3,415,195
1,687		4.00		04/01/45–09/01/45	1,760,531
232		4.50		08/01/40–09/01/41	245,670
257		5.00		11/01/40–07/01/41	277,983
16		5.50		08/01/37	17,746
529		6.50		02/01/28–12/01/33	587,602
17		7.00		07/01/23–06/01/32	16,827
92		7.50		08/01/37	107,540
98		8.00		04/01/33	116,082
91		8.50		10/01/32	109,456
100		9.50		04/01/30	114,880
2		10.00		10/01/18	2,334
	February TBA:
780	(a)	3.00		02/01/33	784,052
	March TBA:
320	(a)	3.00		03/01/48	313,169
7,210	(a)	3.50		03/01/48	7,265,380
6,500	(a)	4.00		03/01/48	6,703,252
1,440	(a)	4.50		03/01/48	1,515,685
	Government National Mortgage Association, Various Pools:
687		3.50		10/20/44–05/20/45	703,758
513		4.00		07/15/44	533,553
310		5.00		05/20/41	333,428
		11.00		04/15/21	451
	Total Agency Fixed Rate Mortgages (Cost $30,877,905)				30,591,988

	Asset-Backed Securities (33.0%)
300	American Credit Acceptance Receivables Trust (b)	5.02		12/10/24	304,468
400	American Homes 4 Rent (b)	5.885		04/17/52	429,957
315	Amortizing Residential Collateral Trust, 1 Month USD LIBOR + 0.64%	2.192	(c)	10/25/31	309,210
227	AMSR Trust, 1 Month LIBOR + 3.15% (b)	4.706	(c)	11/17/33	230,590
396	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	402,550
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
314	1 Month USD LIBOR + 1.875%	3.436	(c)	04/25/34	323,332
600	1 Month USD LIBOR + 5.625%	3.964	(c)	12/25/33	575,882
	AVANT Loans Funding Trust
258	(b)	6.05		05/15/24	266,541
437	(b)	7.80		09/15/20	440,548

	300	(b)	10.60		04/15/22	314,820
		Bear Stearns Asset-Backed Securities Trust
	125	1 Month USD LIBOR + 0.32%	1.881	(c)	01/25/47	124,439
	532		2.676	(c)	10/25/36	396,152
	220	1 Month LIBOR + 1.30%	2.861	(c)	10/27/32	217,022
	371	Blackbird Capital Aircraft Lease Securitization Ltd. (b)	4.213		12/16/41	379,192
	260	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	262,737
	260	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	266,668
	452	CIG Auto Receivables Trust (b)	2.71		05/15/23	450,930
	800	Citicorp Residential Mortgage Trust	5.505		03/25/37	843,956
	500	CLUB Credit Trust (b)	5.13		04/17/23	506,748
		Colony American Homes
	325	1 Month LIBOR + 2.80% (b)	4.36	(c)	05/17/31	326,771
	253	1 Month LIBOR + 3.20% (b)	4.76	(c)	07/17/31	254,292
	250	1 Month LIBOR + 3.65% (b)	5.204	(c)	07/17/32	251,789
		Conn Funding II LP
	600	(b)	4.52		11/15/20	608,050
	200	(b)	5.11		02/15/20	202,631
	1,000	(b)	7.40		10/15/21	1,009,885
	552	Conn’s Receivables Funding LLC (b)	7.34		03/15/19	556,033
	300	Consumer Loan Underlying Bond Credit Trust (b)	3.50		01/16/24	300,700
	146	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	2.181	(c)	06/25/33	145,073
		Credit-Based Asset Servicing & Securitization LLC
	128	1 Month USD LIBOR + 3.075%	4.636	(c)	08/25/30	128,701
	240	(b)	6.75		05/25/36	257,955
	449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	1.801	(c)	10/25/46	422,889
	449	CWABS, Inc. Asset-Backed Certificates	5.242		02/25/34	463,348
	334	EMC Mortgage Loan Trust, 1 Month LIBOR + 1.00% (b)	2.561	(c)	11/25/30	320,196
	400	Exeter Automobile Receivables Trust (b)	4.64		10/15/24	398,482
		Finance of America Structured Securities Trust
	700	(b)	4.477	(c)	11/25/27	693,763
	860	(b)	6.00	(c)	11/25/27	829,006
	486	Foundation Finance Trust (b)	3.30		07/15/33	483,761
	1,034	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	2.836	(c)	02/25/33	1,038,542
	350	GLS Auto Receivables Trust (b)	5.02		01/15/25	349,877
	441	GMAT Trust (b)	4.25		09/25/20	444,173
	404	Home Partners of America Trust, 1 Month LIBOR + 3.539% (b)	5.095	(c)	07/17/34	413,950
		Invitation Homes Trust
	250	1 Month LIBOR + 3.70% (b)	5.256	(c)	06/17/32	253,275
	305	1 Month LIBOR + 4.20% (b)	5.76	(c)	03/17/32	308,831
	400	1 Month LIBOR + 4.30% (b)	5.86	(c)	03/17/32	403,372
	550	1 Month LIBOR + 4.75% (b)	6.31	(c)	08/17/32	560,536
	375	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	379,291
		Lehman ABS Manufactured Housing Contract Trust
	83		3.70		04/15/40	84,069
	500		6.63	(c)	04/15/40	535,294
	18	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	17,865
	399	Long Beach Mortgage Loan Trust, 1 Month USD LIBOR + 0.44%	2.001	(c)	06/25/34	386,230
	200	Mariner Finance Issuance Trust (b)	3.62		02/20/29	201,749
GBP	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.497	(c)	10/20/24	446,648
	$250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	4.036	(c)	09/25/34	251,852
	400	MERIT Securities Corp.	7.94	(c)	12/28/33	412,474
	489	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	488,799

	339	Mid-State Capital Corp. Trust	7.758		01/15/40	373,847
	316	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.275% (d)	2.836	(c)	02/25/32	315,433
		Nationstar HECM Loan Trust
	850	(b)	3.967	(c)	09/25/27	850,000
	440	(b)	4.704		05/25/27	445,225
		New Century Home Equity Loan Trust
	203	1 Month USD LIBOR + 0.80%	2.361	(c)	11/25/33	166,169
	474	1 Month USD LIBOR + 1.10%	2.661	(c)	08/25/34	466,652
	500	NRZ Advance Receivables Trust Advance Receivables Backed (b)	2.833		10/16/51	486,460
	300	NRZ Excess Spread-Collateralized Notes (b)	4.374		01/25/23	300,537
		Oakwood Mortgage Investors, Inc.
	860		7.405	(c)	06/15/31	323,646
	165		7.72		04/15/30	174,486
	338		7.84	(c)	11/15/29	355,967
		Ocwen Master Advance Receivables Trust
	400	(b)	2.499		09/15/48	400,176
	250	(b)	3.536		09/15/48	249,955
	500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	502,243
	300	OneMain Financial Issuance Trust (b)	5.31		09/18/24	302,494
	200	OSCAR US Funding Trust VI LLC (Japan) (b)	3.30		05/10/24	199,917
	140	OSCAR US Funding Trust VII LLC (Japan) (b)	2.76		12/10/24	139,786
	596	People’s Choice Home Loan Securities Trust, 1 Month USD LIBOR + 1.04%	2.601	(c)	06/25/34	578,763
		PNMAC GMSR Issuer Trust
	400	(b)	5.561	(c)	08/25/23	400,725
	500	1 Month USD LIBOR + 4.75% (b)	6.311	(c)	02/25/50	500,702
	306	Pretium Mortgage Credit Partners I LLC (b)	3.50		04/29/32	306,897
	400	Progress Residential Trust, 1 Month LIBOR + 4.22% (b)	5.78	(c)	01/17/34	410,690
	400	Prosper Marketplace Issuance Trust (b)	3.36		11/15/23	400,123
	287	PRPM LLC (b)	4.25		01/25/22	288,980
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	267,339
	297	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	297,391
	471	Saxon Asset Securities Trust	8.41	(c)	05/25/29	467,677
		Shenton Aircraft Investment I Ltd.
	531	(b)	4.75		10/15/42	543,260
	396	(b)	5.75		10/15/42	398,276
		Skopos Auto Receivables Trust
	275	(b)	5.43		12/15/23	276,436
	1,059	(b)	5.71		02/15/21	1,069,880
	500	(b)	8.36		08/15/21	499,334
GBP	300	Small Business Origination Loan Trust, CLO, 1 Month GBP LIBOR + 6.50% (United Kingdom)	6.997	(c)	12/15/24	431,171
$400		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (b)	2.53		11/16/48	400,562
	90	Stanwich Mortgage Loan Co., LLC (b)	3.598		03/16/22	90,180
	301	Structured Asset Investment Loan Trust, 1 Month USD LIBOR + 0.68%	2.241	(c)	01/25/33	297,944
		Tricon American Homes Trust
	500	(b)	4.011		09/17/34	496,339
	350	(b)	4.216		01/17/36	348,869
	151	Velocity Commercial Capital Loan Trust, 1 Month LIBOR + 1.80%	3.361	(c)	10/25/46	152,456
	400	Veros Automobile Receivables Trust (b)	3.98		04/17/23	395,988
	564	VOLT LXIV LLC (b)	3.375		10/25/47	564,220
	126	VOLT XL LLC (b)	4.375		11/27/45	126,527
	825	VOLT XXV LLC (b)	3.50		06/26/45	827,399
	395	WAVE Trust (b)	3.844		11/15/42	397,842
	122	WVUE (b)	7.50		09/25/20	123,248
		Total Asset-Backed Securities (Cost $38,780,343)				39,088,105

	Collateralized Mortgage Obligations - Agency Collateral Series (3.6%)
	Federal Home Loan Mortgage Corporation,
	IO
6,534		0.682	(c)	10/25/20	99,299
3,044		0.952	(c)	01/25/31	265,306
2,612		1.333	(c)	11/25/19	47,590
	IO REMIC
387		1.661	(c)	10/15/41	18,454
725		1.666	(c)	10/15/39	44,022
863		1.749	(c)	04/15/39	44,701
1,203		1.782	(c)	08/15/42	61,173
2,012		1.84	(c)	10/15/40	122,279
2,646		1.864	(c)	09/15/41	160,527
335		4.00		04/15/39	40,556
1,501	6.00% - 1 Month LIBOR	4.441	(c)	11/15/43–06/15/44	223,039
304	6.05% - 1 Month LIBOR	4.491	(c)	04/15/39	20,829
145		5.00		08/15/41	22,235
	IO STRIPS
4,135		1.295	(c)	10/15/37	199,803
138		7.00		06/15/30	30,602
157		7.50		12/15/29	40,978
	REMIC
207	12.00% - 2.67 x 1 Month LIBOR	7.819	(e)	12/15/43	188,649
	Federal National Mortgage Association,
	IO
1,726	6.39% - 1 Month LIBOR	4.829	(c)	09/25/20	133,437
	IO REMIC
2,200		1.482	(c)	05/15/38	107,267
4,429		1.649		03/25/46	173,369
1,685		1.832	(c)	03/25/44	89,146
1,822		1.843	(c)	10/25/39	86,705
1,051		3.50		02/25/39	116,260
1,006	5.65% - 1 Month LIBOR	4.089	(c)	11/25/41	105,609
1,220	6.05% - 1 Month LIBOR	4.489	(c)	06/25/42	185,881
611	6.55% - 1 Month LIBOR	4.989	(c)	08/25/41	86,724
	IO STRIPS
50		7.00		11/25/27	8,431
121		8.00		05/25/30–06/25/30	33,407
70		8.50		10/25/24	12,941
	REMIC
88	1 Month LIBOR + 1.20%	2.761	(c)	12/25/23	90,532
56		6.328	(c)	04/25/39	55,174
	Government National Mortgage Association,
	IO
2,953		0.797	(c)	08/20/58	71,800
1,907		3.50		06/20/41–10/16/42	360,201
804	6.00% - 1 Month LIBOR	4.439	(c)	08/20/42	134,234
459	6.05% - 1 Month LIBOR	4.491	(c)	11/16/40	73,029
512		4.50		05/20/40	71,935
1,031	6.10% - 1 Month LIBOR	4.539	(c)	04/20/41–08/20/42	166,625
866	6.14% - 1 Month LIBOR	4.579	(c)	12/20/43	152,230
692	6.30% - 1 Month LIBOR	4.739	(c)	09/20/43	94,881
473	6.55% - 1 Month LIBOR	4.991	(c)	08/16/34	69,191
119		5.00		05/20/39–02/16/41	23,330
	IO PAC
446	6.05% - 1 Month LIBOR	4.489	(c)	01/20/40	16,935
1,125	6.15% - 1 Month LIBOR	4.589	(c)	10/20/41	85,898
128		5.00		10/20/40	16,161
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $2,694,739)				4,251,375

	Commercial Mortgage-Backed Securities (7.3%)
185	BAMLL Commercial Mortgage Securities Trust, 1 Month LIBOR + 5.50% (b)	7.06	(c)	12/15/31	177,934
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	112,465
	Bayview Commercial Asset Trust
385	1 Month LIBOR + 0.24% (b)	1.792	(c)	07/25/37	368,680
220	1 Month LIBOR + 0.35% (b)	1.911	(c)	04/25/35	214,843
350	BBCMS Trust (b)	4.284	(c)	09/10/28	337,754
	Citigroup Commercial Mortgage Trust
220		4.57	(c)	09/10/58	216,182
	IO
4,477		0.96	(c)	09/10/58	253,162
	COMM Mortgage Trust
100	(b)	4.735	(c)	07/15/47	87,331
389	(b)	4.747	(c)	11/10/46	370,241
	IO
1,579		0.947	(c)	10/10/47	54,866
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.597	(c)	02/10/47	173,626
	IO
3,169		0.797	(c)	02/10/47	82,286
5,210	COOF Securitization Trust II, IO (b)	2.197	(c)	08/25/41	367,934
800	CSMC Trust, 1 Month LIBOR + 4.00% (b)	5.559	(c)	04/15/29	805,378
	GS Mortgage Securities Trust
450		3.345		07/10/48	375,163
370	(b)	4.763	(c)	08/10/46	358,175
	IO
1,999		0.832	(c)	09/10/47	77,616
2,036		1.005	(c)	04/10/47	98,359
200	GSCCRE Commercial Mortgage Trust, 1 Month LIBOR + 5.25% (b)	6.81	(c)	08/15/32	202,499
	JP Morgan Chase Commercial Mortgage Securities Trust
240	(b)	4.572	(c)	07/15/47	202,558
400	1 Month LIBOR + 3.25% (b)	4.81	(c)	11/15/31	401,249
250	1 Month LIBOR + 3.75% (b)	5.31	(c)	11/15/31	250,844
212		5.464	(c)	01/15/49	213,061
	IO
1,869		0.814	(c)	12/15/49	81,106
	JPMBB Commercial Mortgage Securities Trust
267	(b)	4.661	(c)	04/15/47	239,282
	IO
4,244		0.857	(c)	01/15/47	154,945
	KGS-Alpha SBA COOF Trust,
	IO
2,862	(b)	2.434	(c)	07/25/41	330,089
2,381	(b)	3.247	(c)	04/25/40	197,697
587	LB-UBS Commercial Mortgage Trust	6.24	(c)	07/15/40	607,164
181	TRU Trust, 1 Month LIBOR + 2.25% (b)	3.81	(c)	11/15/30	180,691
4,998	UBS Commercial Mortgage Trust, IO	1.047	(c)	12/15/50	382,195
	Wells Fargo Commercial Mortgage Trust
306	(b)	3.153		09/15/57	233,183
115	(b)	3.938		08/15/50	95,047
	WFRBS Commercial Mortgage Trust
230	(b)	3.692		11/15/47	161,635
101	(b)	3.986		05/15/47	79,117
150	(b)	4.135	(c)	05/15/45	138,434
	Total Commercial Mortgage-Backed Securities (Cost $8,540,367)				8,682,791

	Corporate Bond (0.2%)
	Finance
350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $218,113)	0.00		01/10/28	219,800

		Mortgages - Other (28.3%)
		Adjustable Rate Mortgage Trust
295			3.453	(c)	04/25/35	283,787
198			3.461	(c)	02/25/36	182,840
		Alternative Loan Trust
141			5.50		02/25/25–01/25/36	130,936
367			5.75		03/25/34	376,680
130		40.02% - 6 x 1 Month USD LIBOR	30.652	(e)	05/25/37	215,943
475		Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	402,854
		American Home Mortgage Investment Trust
268		(b)	6.60		01/25/37	131,304
		IO
1,213			2.078		05/25/47	206,818
150		Banc of America Funding Trust	5.25		07/25/37	148,782
		Banc of America Mortgage Trust
3			5.25		11/25/19	2,904
213			5.50		04/25/35	216,704
850		Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	20.506	(e)	03/25/36	718,373
7,680		Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	229,750
55		CHL Mortgage Pass-Through Trust	6.25		11/25/32	55,609
		CHL Mortgage Pass-Through Trust
159			3.36	(c)	05/20/34	160,614
460			5.50		10/25/34	463,257
126		CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	119,448
179		Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	137,322
GBP	214	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	0.966	(c)	12/15/40	268,994
$475		Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	4.861	(c)	02/25/32	429,528
		CSFB Mortgage-Backed Pass-Through Certificates
1,061		1 Month USD LIBOR + 0.72%	2.281	(c)	05/25/34–06/25/34	1,022,077
550			3.459	(c)	05/25/34	557,344
542			6.50		11/25/35	250,625
128		CSMC Mortgage-Backed Trust	7.00	(c)	08/25/37	112,740
500		CSMC Trust (b)	4.478	(c)	11/25/57	501,397
EUR	503	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.471	(c)	04/17/41	594,629
329		Eurosail BV, 3 Month EURIBOR + 1.50% (Netherlands)	1.171	(c)	10/17/40	409,967
GBP	391	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.47	(c)	06/13/45	528,960
169		Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.022	(c)	07/15/47	236,845
		Federal Home Loan Mortgage Corporation
544			3.00		09/25/45–05/25/47	526,064
588			3.50		07/25/46–05/25/47	586,124
242		First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	232,945
EUR	492	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	561,236
$350		Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	355,892
EUR	467	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	511,633
		GreenPoint Mortgage Funding Trust
$99		1 Month USD LIBOR + 0.16%	1.721	(c)	02/25/37	97,675
331		1 Month USD LIBOR + 0.18%	1.741	(c)	01/25/37	312,803
EUR	896	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.008	(c)	08/28/39	986,582
		GSR Mortgage Loan Trust
$63		1 Month USD LIBOR + 0.25%	1.811	(c)	03/25/35	55,208

776			3.866	(c)	12/25/34	762,431
10			5.50		11/25/35	10,239
		HarborView Mortgage Loan Trust
157		1 Month USD LIBOR + 0.19%	1.748	(c)	01/19/38	148,836
361			3.364	(c)	05/19/33	366,848
EUR	266	Hipocat 10 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	10/24/39	302,844
1,050		IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	1,154,131
262		IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	301,631
$263		Impac CMB Trust, 1 Month USD LIBOR + 0.795%	2.356	(c)	10/25/34	250,820
		JP Morgan Mortgage Trust
236		(b)	3.116	(c)	07/27/37	232,573
		PAC
244			6.00		04/25/36	254,988
		Lehman Mortgage Trust
74			5.50		11/25/35	72,522
540			6.50		09/25/37	435,957
EUR	398	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.091	(c)	12/01/60	444,093
510		Lusitano Mortgages No. 5 PLC, 3 Month EURIBOR + 0.26% (Portugal)	0.00	(c)	07/15/59	615,983
		Magnolia Finance XI DAC
469		3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	577,635
		IO
469		(b)	0.25		04/20/20	1,921
GBP	249	Mansard Mortgages Parent Ltd., 3 Month GBP LIBOR + 0.30% (United Kingdom)	0.822	(c)	04/15/49	325,949
$109		MASTR Adjustable Rate Mortgages Trust	3.628	(c)	02/25/36	105,420
		MASTR Alternative Loan Trust
223			5.00		05/25/18	227,644
196			6.00		05/25/33	203,400
118			6.25		07/25/36	106,072
177		MASTR Reperforming Loan Trust (b)	7.50		05/25/35	182,224
533		MERIT Securities Corp., 1 Month LIBOR + 2.25% (b)	3.817	(c)	09/28/32	474,459
		Merrill Lynch Mortgage Investors Trust
43		6 Month USD LIBOR + 0.50%	1.991	(c)	04/25/29	43,016
199			3.467	(c)	08/25/33	206,174
165			3.594	(c)	01/25/37	167,898
233		Morgan Stanley Dean Witter Capital I, Inc. Trust (d)	2.765	(c)	03/25/33	217,046
362		National City Mortgage Capital Trust	6.00		03/25/38	375,418
GBP	293	Newgate Funding, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.516	(c)	12/15/50	419,105
		Paragon Mortgages No. 13 PLC
EUR	500	3 Month EURIBOR + 0.38%	0.051	(c)	01/15/39	580,498
GBP	200	3 Month GBP LIBOR + 0.40%	0.922	(c)	01/15/39	264,863
500		3 Month GBP LIBOR + 0.80%	1.322	(c)	01/15/39	666,670
200		Paragon Mortgages No. 22 PLC, 3 Month GBP LIBOR + 1.65% (United Kingdom)	2.166	(c)	09/15/42	285,659
		RALI Trust
$140			5.50		04/25/22	141,675
839			6.00		05/25/36–11/25/36	776,455
263		RBSSP Resecuritization Trust (b)	17.852	(c)	09/26/37	427,351
488		RCO Trust (b)	3.197	(c)	11/25/52	491,798
479		Reperforming Loan REMIC Trust (b)	8.50		06/25/35	509,169
15,565		Residential Asset Securitization Trust, IO	0.50		04/25/37	478,632
500		RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	3.004	(c)	09/11/48	502,366
EUR	654	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.121	(c)	12/15/43	717,450

		Seasoned Credit Risk Transfer Trust
$393			3.50		06/25/57	395,382
	200	(b)	4.00	(c)	08/25/56	186,000
	1,141		4.50		06/25/57	1,218,281
	197	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	2.341	(c)	01/20/36	190,257
	47	Structured Adjustable Rate Mortgage Loan Trust	3.559	(c)	06/25/37	46,441
		Structured Asset Mortgage Investments II Trust
	143		1.671	(c)	04/19/35	136,040
	167	1 Month USD LIBOR + 0.46%	2.021	(c)	05/25/45	156,635
	96	Structured Asset Securities Corp.	6.00		05/25/34	97,253
	365	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	375,198
	232	Structured Asset Securities Corp. Trust, 1 Month USD LIBOR + 0.25%	1.811	(c)	07/25/35	219,338
EUR	500	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	524,555
GBP	250	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.921	(c)	07/15/51	369,580
EUR	556	UCI 16 FTA, 3 Month EURIBOR + 0.15% (Spain)	0.00	(c)	06/16/49	633,283
		Washington Mutual Mortgage Pass-Through Certificates Trust
$434		12 Month Treasury Average + 0.96%	2.092	(c)	08/25/46	315,832
	236		3.326	(c)	09/25/33	241,286
	216	Wells Fargo Mortgage-Backed Securities Trust	3.366	(c)	06/25/33	218,784
		Total Mortgages - Other (Cost $30,232,860)				33,477,201

		Short-Term Investments (15.9%)
		U.S. Treasury Security (0.7%)
	820	U.S. Treasury Bill (f)(g) (Cost $818,074)	1.191		04/26/18	817,589

	NUMBER OF SHARES (000)
		Investment Company (6.4%)
	7,616	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $7,616,314)				7,616,314

	PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
		Certificates of Deposit (4.6%)
		Domestic Bank (0.9%)
$1,140		Wells Fargo Bank NA, 1 Month USD LIBOR + 0.14%	1.714	%(c)	05/29/18	1,140,137

		International Banks (3.7%)
	1,120	Credit Agricole Corporate and Investment Bank, 1 Month USD LIBOR + 0.25% (France)	1.86	(c)	09/25/18	1,120,110
	1,130	Credit Suisse AG, 1 Month USD LIBOR + 0.20% (Switzerland)	1.756	(c)	05/17/18	1,130,373
	1,140	Mizuho Bank Ltd., 1 Month USD LIBOR + 0.23% (Japan)	1.786	(c)	06/18/18	1,140,180
	960	Royal Bank of Canada, 1 Month USD LIBOR + 0.17% (Canada)	1.731	(c)	07/26/18	960,000
						4,350,663
		Total Certificates of Deposit (Cost $5,490,000)				5,490,800
		Commercial Paper (i) (4.2%)
		Domestic Bank (1.0%) (i)
	1,150	JP Morgan Securities LLC	2.048		09/14/18	1,135,590
		International Banks (3.2%)
		Macquarie Bank Ltd.
	575		1.681		03/22/18	573,708

990	1 Month USD LIBOR + 0.21% (b)	1.77	(c)	02/15/18	990,000
1,010	Royal Bank of Canada (Canada)	1.599		03/22/18	1,007,842
1,210	Toronto Dominion Bank (Canada)	1.463		08/16/18	1,210,000
					3,781,550
	Total Commercial Paper (Cost $4,917,247)				4,917,140
	Total Short-Term Investments (Cost $18,841,635)				18,841,843

	Total Investments (Cost $130,185,962) (j)(k)(l)			114.1%	135,153,103
	Liabilities in Excess of Other Assets			(14.1)	(16,656,639)

	Net Assets			100.0%	$118,496,464

CLO	Collateralized Loan Obligation.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

For the three months ended January 31, 2018, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $53,573, including net realized gains of $1,353.

(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2018.
(f)	Rate shown is the yield to maturity at January 31, 2018.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2018, advisory fees paid were reduced by $4,092 relating to the Fund’s investment in the Liquidity Funds.

(i)	The rates shown are the effective yields at the date of purchase.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(l)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,937,065 and the aggregate gross unrealized depreciation is $2,071,503, resulting in net unrealized appreciation of $3,865,562.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2018:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	GBP	2,860,790		$3,859,992	02/08/18	$(202,831)
Bank of America NA		$2,475	GBP	1,848	02/08/18	149
Barclays Bank PLC		$2,978	GBP	2,095	02/08/18	(2)
BNP Paribas SA		$26,962	GBP	19,528	02/08/18	771
Citibank NA	EUR	6,567,718		$7,802,712	02/08/18	(354,533)
Citibank NA	EUR	256,449		$303,561	02/08/18	(14,954)
HSBC Bank PLC	EUR	265,733		$331,028	02/08/18	982
JPMorgan Chase Bank NA		$65,176	EUR	54,713	02/08/18	2,778
JPMorgan Chase Bank NA		$11,184	GBP	8,354	02/08/18	680
Royal Bank of Canada		$49,883	EUR	42,035	02/08/18	2,325
Royal Bank of Canada		$390,807	EUR	315,541	02/08/18	1,102
Royal Bank of Canada		$30,478	GBP	22,671	02/08/18	1,719
Royal Bank of Canada		$23,362	GBP	17,116	02/08/18	946
State Street Bank and Trust Co.	GBP	11,493		$15,841	02/08/18	(481)
State Street Bank and Trust Co.		$23,150	EUR	18,914	02/08/18	342
						$(561,007)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 30 yr. Bond	55	Mar-18	5,500	$8,129,687	$(293,047)
U.S. Treasury 5 yr. Note	59	Mar-18	5,900	6,767,945	(28,681)
U.S. Treasury 10 yr. Ultra Long Bond	40	Mar-18	4,000	5,208,125	(157,798)
U.S. Treasury 10 yr. Note	12	Mar-18	1,200	1,458,938	(37,687)
U.S. Treasury Ultra Bond	8	Mar-18	800	1,295,500	(39,812)
Short:
U.S. Treasury 2 yr. Note	13	Mar-18	(2,600)	(2,772,047)	16,453
					$(540,572)

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.
USD	United States Dollar.

PORTFOLIO COMPOSITION as of 01/31/18	Percentage of Total Investments
Asset-Backed Securities	28.9%
Mortgages - Other	24.8
Agency Fixed Rate Mortgages	22.6
Short-Term Investments	13.9
Commercial Mortgage-Backed Securities	6.4
Collateralized Mortgage Obligations - Agency Collateral Series	3.2
Corporate Bond	0.2
	100.0	%*

*    Does not include open long/short futures contracts with an underlying face amount of $25,632,242 with net unrealized depreciation of $540,572.Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $561,007.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • January 31, 2018 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$30,591,988	$—	$30,591,988
Asset-Backed Securities	—	39,088,105	—	39,088,105
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,251,375	—	4,251,375
Commercial Mortgage-Backed Securities	—	8,682,791	—	8,682,791
Corporate Bond	—	219,800	—	219,800
Mortgages - Other	—	33,477,201	—	33,477,201
Total Fixed Income Securities	—	116,311,260	—	116,311,260
Short-Term Investments
U.S. Treasury Security	—	817,589	—	817,589
Investment Company	7,616,314	—	—	7,616,314
Certificates of Deposit	—	5,490,800	—	5,490,800
Commercial Paper	—	4,917,140	—	4,917,140
Total Short-Term Investments	7,616,314	11,225,529	—	18,841,843
Foreign Currency Forward Exchange Contracts	—	11,794	—	11,794
Futures Contract	16,453	—	—	16,453
Total Assets	7,632,767	127,548,583	—	135,181,350
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(572,801)	—	(572,801)
Futures Contracts	(557,025)	—	—	(557,025)
Total Liabilities	(557,025)	(572,801)	—	(1,129,826)
Total	$7,075,742	$126,975,782	$—	$134,051,524

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2018